Share-based payments (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of the Number and Weighted Average Exercise Prices Movements in Stock Options
Set out below is an overview of changes in the Stock Options and Restricted Stock Units (“RSUs”) during the six months ended June 30, 2022

	Stock Options		RSUs

	Outstanding options	Weighted average exercise price	Outstanding RSUs

Outstanding January 1, 2022	2,470,295	€9.18	259,714
Granted	742,500	€16.12	345,196
Exercised	(22,045)	€2.38	(5,190)
Forfeited	—	—	(903)

Outstanding June 30, 2022	3,190,750	€10.84	598,817

Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula
The inputs and outputs used in the measurement of the fair value per option at each grant/ measurement date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	June 1, 2022	April 1, 2022	January 1, 2022

Number of options	120,000	552,500	70,000
Fair value of the options	€11.83	€11.50	€9.10
Fair value of the ordinary shares	€16.78	€16.41	€12.67
Exercise price	€16.78	€16.41	€12.67
Expected volatility (%)	80%	80%	85%
Expected life (years)	6.1	6.1	6.1
Risk-free interest rate (%)	3.0%	2.6%	1.4%
Expected dividend yield	—	—	—